Fair Value Measurement - Summary of Fair Value Hierarchy for Financial Assets and Liabilities that are Measured at Fair Value on Recurring Basis (Details) - Fair Value Measurements on Recurring Basis - EUR (€)
€ in Thousands
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, fair value	€ 78,420	€ 266,653
Financial liabilities, fair value	508
Current financial liabilities - derivatives
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial liabilities, fair value	20
Non-current financial liabilities - derivatives
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial liabilities, fair value	488
Level 1
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, fair value	69,842	229,183
Level 2
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, fair value	4,959	37,131
Financial liabilities, fair value	508
Level 2 | Current financial liabilities - derivatives
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial liabilities, fair value	20
Level 2 | Non-current financial liabilities - derivatives
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial liabilities, fair value	488
Level 3
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, fair value	3,618	339
Cash and Cash Equivalents
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, fair value	69,602	228,740
Cash and Cash Equivalents | Level 1
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, fair value	69,602	228,740
Financial Assets - Investments FVTPL - Traded
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, fair value	240	443
Financial Assets - Investments FVTPL - Traded | Level 1
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, fair value	240	443
Financial Assets - Investments FVTPL - Not Traded
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, fair value	436	339
Financial Assets - Investments FVTPL - Not Traded | Level 3
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, fair value	436	339
Non-current financial assets - derivatives
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, fair value	577	5,694
Non-current financial assets - derivatives | Level 2
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, fair value	577	5,694
Current financial assets - derivatives
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, fair value	3,633	2,795
Current financial assets - derivatives | Level 2
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, fair value	3,633	2,795
Other Current Financial Assets
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, fair value	749
Other Current Financial Assets | Level 2
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, fair value	749
Other Non-Current Financial Assets
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, fair value		733
Other Non-Current Financial Assets | Level 2
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, fair value		733
Other non current secured notes at FVTPL
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, fair value	3,182
Other non current secured notes at FVTPL | Level 3
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, fair value	€ 3,182
Life Insurance Policies
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, fair value		27,908
Life Insurance Policies | Level 2
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, fair value		€ 27,908